Registration No. 333-160877

811-22320

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue,

18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

206/505-7877

Registrant’s Telephone Number, including area code

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated July     , 2011

Prospectus dated             ,

Fund	Ticker

Russell Total Return Fixed Income ETF	XXXX

Russell Core Fixed Income ETF	XXXX

Russell Emerging Markets Fixed Income ETF	XXXX

Principal U.S. Listing Exchange for each ETF: [TBD]

The ETFs are actively managed ETFs. The ETFs are not index funds and thus do not seek to replicate the performance of a specified index.

This information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	1301 Second Avenue Seattle, Washington 98101 888-775-3837

RUSSELL TOTAL RETURN FIXED INCOME ETF

Investment Objective:

The Fund seeks total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.XX	%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.XX	%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$XX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund has a non-fundamental policy to invest at least 80% of the value of its net assets in fixed income securities. Fixed income securities represent debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest and include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging markets securities (corporate and government); bank loans or assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund intends to invest a significant portion of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities.

The Fund may invest, without limitation, in fixed income securities that at the time of investment are unrated or rated below investment grade by any nationally recognized statistical rating organization. Fixed income securities rated below investment grade, or unrated securities that are determined by                         , the Fund’s sub-adviser (the “Sub-Adviser”) to be of comparable quality are commonly referred to as high yield or “junk bonds”. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may invest, without limitation, in fixed income securities issued or guaranteed by companies, financial institutions and government entities in non-U.S. or emerging markets countries which may be U.S. dollar-denominated or denominated in foreign currencies.

The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and non-U.S. governments or by their respective agencies and instrumentalities, and (4) asset-backed securities. The Fund may invest in variable and floating rate securities, inverse floater securities and interest-only and principal-only securities.

The Fund may invest in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions. These securities may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

A portion of the Fund’s net assets may be illiquid (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Under normal market conditions, the Sub-Adviser seeks to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than ten years. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase at some time in the future. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not fall outside the target range.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what it believes to be a better investment opportunity because the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if it believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio by the Sub-Adviser may decline in value. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies.

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

Defaulted Securities. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Credit Risk. The Fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to reinvest the unanticipated proceeds with securities that have a lower yield.

Extension Risk. As interest rates rise, the likelihood of prepayment decreases, causing portfolio securities considered short or intermediate to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Inverse Floater, Interest- and Principal-Only Securities. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”). XXXXXXXXXXXX is the Fund’s Sub-Adviser.

Portfolio Manager

XXXXXXXXXXXXXXX, a XXXXXXXXXXXXXXXXXX, has primary responsibility for the management of the Fund. XXXXXXXXXXXX has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
•	Taxes, please see Taxes on page 12.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.

RUSSELL CORE FIXED INCOME ETF

Investment Objective:

The Fund seeks current income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.XX	%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.XX	%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$XX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund has a non-fundamental policy to invest at least 80% of the value of its net assets in fixed income securities. Fixed income securities represent debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest and include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest, without limitation, in fixed income securities that are at the time of investment unrated or rated below investment grade by any nationally recognized statistical rating organization. Fixed income securities rated below investment grade, or unrated securities that are determined by XXXXXXXXXXXXXX, the Fund’s sub-adviser (the “Sub-Adviser”) to be of comparable quality, are commonly referred to as high yield or “junk bonds”. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may invest, without limitation, in fixed income securities issued or guaranteed by companies, financial institutions and government entities in non-U.S. or emerging markets countries which may be U.S. Dollar-denominated or denominated in foreign currencies.

The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and non-U.S. governments or by their respective agencies and instrumentalities, and (4) asset-backed securities. The Fund may invest in variable and floating rate securities, inverse floater securities and interest-only and principal-only securities.

The Fund may invest in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions. These securities may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

A portion of the Fund’s net assets may be illiquid (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The portfolio manager also manages the Fund’s investments and monitors the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk. Under normal market conditions, the Sub-Adviser seeks to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase at some time in the future. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not fall outside the target range.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what it believes to be a better investment opportunity because the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if it believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio by the Sub-Adviser may decline in value. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies.

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

Defaulted Securities. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Credit Risk. The Fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to reinvest the unanticipated proceeds with securities that have a lower yield.

Extension Risk. As interest rates rise, the likelihood of prepayment decreases, causing portfolio securities considered short or intermediate to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Inverse Floater, Interest- and Principal-Only Securities. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”). XXXXXXXXXXXX is the Fund’s Sub-Adviser.

Portfolio Manager

XXXXXXXXXXXXXXX, a XXXXXXXXXXXXXXXXXX, has primary responsibility for the management of the Fund. XXXXXXXXXXXX has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
•	Taxes, please see Taxes on page 12.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.

RUSSELL EMERGING MARKETS FIXED INCOME ETF

Investment Objective:

The Fund seeks total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.XX	%
Distribution (12b-1) Fees*	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.XX	%

*	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund’s operation and will not pay such a fee until such time as authorized by the Board of Trustees.

**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$XX	$	XXX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund has a non-fundamental policy to at least 80% of the value of its net assets in fixed income securities issued or guaranteed by companies that are economically tied to countries with emerging markets or by governments of emerging markets countries. Fixed income securities represent debt obligations that require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest and include but are not limited to securities issued or guaranteed by companies, financial institutions and government entities and securities bearing fixed or variable interest rates of any maturity. For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund may invest, without limitation, in fixed income securities consisting of securities that at the time of investment are unrated or rated below investment grade by any nationally recognized statistical rating organization. Fixed income securities rated below investment grade, or unrated securities that are determined by XXXXXXXXXXX, the Fund’s sub-adviser (the “Sub-Adviser”) to be of comparable quality, are commonly referred to as high yield or “junk bonds”. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest up to 10% of its net assets in defaulted corporate securities where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the Sub-Adviser believes the expected debt sustainability of the country exceeds current market valuations.

The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and non-U.S. governments or by their respective agencies and instrumentalities, and (4) asset-backed securities. The Fund may invest in variable and floating rate securities, inverse floater securities and interest-only and principal-only securities.

The Fund may invest in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions. These securities may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

A portion of the Fund’s net assets may be illiquid (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility and to take larger positions in one or more issuers.

Under normal market conditions, the Sub-Adviser seeks to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than ten years. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase at some time in the future. The duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will not fall outside the target range.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what it believes to be a better investment opportunity because the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if it believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Active Security Selection. The securities selected for the portfolio by the Sub-Adviser may decline in value. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies.

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

Defaulted Securities. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.

Credit Risk. The Fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”). XXXXXXXXXXXX is the Fund’s Sub-Adviser.

Portfolio Manager

XXXXXXXXXXXXXXX, a XXXXXXXXXXXXXXXXXX, has primary responsibility for the management of the Fund. XXXXXXXXXXXX has been portfolio manager since the Fund’s inception.

Additional Information

For important information about:

•	Purchase and Sale of Fund Shares, please see Purchase and Sale of Fund Shares on page 12.
•	Taxes, please see Taxes on page 12.
•	Payments to Broker-Dealers and Other Financial Intermediaries, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.

ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

A Fund will issue (or redeem) shares to certain large institutional investors (typically market makers or other large broker-dealers) known as “Authorized Participants” only in large blocks of XXXXXXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. An investor may incur brokerage costs in purchasing enough shares to constitute a Creation Unit.

Individual shares of a Fund may only be purchased and sold on [TBD] through your broker-dealer at market prices. Individual shares are not redeemable directly to a Fund. Because Fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price that is equal to NAV, greater than NAV (premium) or less than NAV (discount).

Please see the “Additional Purchase and Sale of Fund Shares Information” section in the Funds’ Prospectus for additional information.

Taxes

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Please see the “Additional Tax Information” section in the Funds’ Prospectus for additional information.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information. For more information about payments to broker-dealers and other financial intermediaries please see “Other Considerations” in the Funds’ Prospectus.

MANAGEMENT OF THE FUNDS

Each Fund allocates all of its assets to the unaffiliated Sub-Adviser.

The Sub-Adviser has complete discretion to select portfolio securities for the Fund it manager. At the same time, however, each Sub-Adviser must operate within each Fund’s investment objectives, restrictions and policies. Although the Sub-Adviser’s activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo or Russell evaluate the investment merits of a Sub-Adviser’s individual security selections.

The Funds expect to receive an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a Sub-Adviser at any time, subject to the approval by the Fund’s Board, without a shareholder vote. A Fund will be required to notify its shareholders within 90 days after a Sub-Adviser begins providing services. Each Fund selects Sub-Advisers based upon the research and recommendations of RIMCo.

ADDITIONAL INFORMATION REGARDING ACTIVELY

MANAGED EXCHANGE TRADED FUNDS

The Funds are not index funds. Each Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based exchange traded funds have generally traded at prices which closely correspond to net asset value (“NAV”) per share. However, actively managed exchange traded funds have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

ADDITIONAL INFORMATION REGARDING THE FUNDS’

PRINCIPAL INVESTMENT STRATEGIES

GENERAL. Each Fund is an actively managed exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Similar to shares of a mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by “Authorized Participants”. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund’s investment objective may be changed without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

Russell Total Return Fixed Income ETF

The Russell Total Return Fixed Income ETF (for purposes of this section, the “Fund”) has a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund intends to invest a significant portion of its net assets in mortgage-backed securities. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Mortgage-backed securities are bonds that are backed by pools of mortgage loans. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may also invest in fixed income securities that are unrated or rated below investment grade, commonly referred to as high yield or “junk bonds”. These securities can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. Generally, lower-rated debt securities provide a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

Russell Core Fixed Income ETF

The Russell Core Fixed Income ETF (for purposes of this section, the “Fund”) has a non-fundamental policy to invest at least 80% of its net assets in fixed income securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in mortgage-backed securities. Generally, mortgage-backed securities consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. Mortgage-backed securities are bonds that are backed by pools of mortgage loans. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures.

The Fund may also invest in fixed income securities that are unrated or rated below investment grade, commonly referred to as high yield or “junk bonds”. These securities can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. Inverse floaters are a type of mortgage-backed security with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the 11th District Cost of Funds Index. Holders of interest-only securities receive only the interest on the underlying mortgage assets but none of the principal, while holders of principal-only securities receive all of the principal but none of the interest on the underlying mortgage assets.

Russell Emerging Markets Fixed Income ETF

The Russell Emerging Markets Fixed Income ETF (for purposes of this section, the “Fund”) has a non-fundamental policy to invest at least 80% of its net assets in fixed income securities in emerging markets. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may also invest in fixed income securities that are unrated or rated below investment grade, commonly referred to as high yield or “junk bonds”. These securities can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest up to 10% of its net assets in defaulted corporate securities where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

CERTAIN OTHER INVESTMENTS. Each Fund may invest in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act), variable rate demand notes, commercial paper, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index).

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks

Selection and Management Risk

Actively managed investment portfolios are subject to management risk. The securities or instruments chosen by the Sub-Adviser to be in a Fund’s portfolio may decline in value. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite strategies to achieve positive investment returns regardless of general market conditions, the values of investments will change with market conditions, and so will the value of any investment in a Fund. Investments in a Fund could be lost or a Fund could underperform other investments.

Fixed Income Securities Risk

Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions; (iii) Company Risk which is the risk that the value of fixed income securities fluctuates in response to the fortunes of individual companies; (iv) Credit and default risk which is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money.

Specific types of fixed income securities are also subject to additional risks which are described below.

•	Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Defaulted Securities Risk

The Funds may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in non-U.S. countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk and price depreciation risk. Bonds issued by the U.S. government are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

•	Bank Obligations

An adverse development in the banking industry may affect the value of a Fund’s investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments, particularly the recently enacted financial reform legislation. The specific effects of such developments are not yet fully known.

•	Money Market Securities and Commercial Paper

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933, as amended (“1933 Act”).

•	Variable and Floating Rate Securities

A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.

•	Mortgage-Backed Securities

The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. This has become an increasing risk for underlying collateral related to subprime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Collateralized Mortgage Obligations

There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007, 2008 and 2009, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

•	Adjustable Rate Mortgages

Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of a Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its NAV. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Loans and Other Direct Indebtedness

Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.

As a Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Non-U.S. Securities

A Fund’s return and NAV may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Fixed Income Securities

A Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with these foreign investments.

•	Emerging Markets Securities

Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

•	Yankee Bonds and Yankee CDs

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund.

•	Forward Currency Contracts

Certain money managers may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with a Fund’s investment objectives and strategies. Forward foreign currency exchange transactions will be conducted on either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Securities of Other Investment Companies

If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of a Fund but also to the portfolio investments of the underlying investment companies.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.

Future legislation or regulation may also change the way in which a Fund is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Non-Diversification Risk

A non-diversified fund is subject to additional risk. To the extent the Russell Emerging Markets Fixed Income ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Trading Issues

Although the shares of the Funds (“Shares”) are listed for trading on [TBD] (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. The Funds have established procedures to value instruments for which market prices may not be readily available. The Sub-Adviser will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Additional Risks

Risks of Secondary Listings

The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Shares will continue to trade on any such stock exchange or in any market or that the Shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Shares, and although Shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because the Shares trade at market prices, rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Fluctuation of Net Asset Value

The NAV of the Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), RIMCo believes that large discounts or premiums to the NAV of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk

The Funds are new which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Variable Rate Demand Notes

Demand notes are obligations with the right to a “put.” The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

A variable rate demand note is one whose terms provide for the automatic establishment of a new interest rate on set dates. Variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.

PORTFOLIO TURNOVER

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s index, such as reconstitutions and additions or deletions of component securities. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. Portfolio turnover rates of the Funds, which will be reported in the Risk/Return Summary and the Financial Highlights sections once the Funds have operational history, will exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is Russell Investment Management Company (“ RIMCo”), 1301 Second Avenue, Seattle, Washington 98101. RIMCo, a wholly-owned subsidiary of Russell, was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

Pursuant to the Amended and Restated Management Agreement, each Fund pays RIMCo a management fee for the services and facilities it provides, payable on a monthly basis at the annual rates set forth in the table below, and calculated as a percentage of the Fund’s average daily net assets. RIMCo is responsible for compensating the Sub-Adviser out of the management fees it receives from each Fund.

ETF	Management Fee
Russell Total Return Fixed Income ETF
Russell Core Fixed Income ETF
Russell Emerging Markets Fixed Income ETF

The Sub-Adviser for the Funds is XXXXXXXXXXXXXXXXX (the “Sub-Adviser”), headquartered at XXXXXXXXXXXXXXXXX. The Sub-Adviser has been the Sub-Adviser to the Funds since the inception of each Fund. The Sub-Adviser manages the investment portfolio of the Funds under a Portfolio Management Contract with the Trust. The Sub-Adviser was founded by XXXXXXXXXXXXXXXX. Prior to founding the Sub-Adviser, XXXXXXXXXXXXXX was XXXXXXXXXXXXXXXXXXXXXX. The Sub-Adviser is XXXXXXXXXXXXXXXXXXX.

Portfolio Managers

The following individual serves as portfolio manager for the Russell Core Fixed Income ETF and is primarily responsible for the day-to-day management of the Funds’ portfolios.

XXXXXXXXXXXXX

[Insert portfolio manager bios here]

The following individual serves as portfolio manager for the Russell Total Return Fixed Income ETF and is primarily responsible for the day-to-day management of the Fund’s portfolio.

XXXXXXXXXXXXX

[Insert portfolio manager bios here]

The following individual serves as portfolio manager for the Russell Emerging Markets Fixed Income ETF and is primarily responsible for the day-to-day management of the Fund’s portfolio.

XXXXXXXXXXXX

[Insert portfolio manager bios here]

Please see the Funds’ Statement of Additional Information for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

A discussion regarding the basis for the Board’s approval of the management contract between RIMCo and the Funds and RIMCo and the Sub-Adviser will be available in the Funds’ annual report to shareholders covering the period ended XXXXXXXX.

ADDITIONAL PURCHASE AND SALE OF FUND SHARES INFORMATION

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of XXXXXXXXXX shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with a Fund’s distributor and Transfer Agent. Only an Authorized Participant may create or redeem shares of a Fund directly with the Fund. A creation transaction, which is subject to acceptance by the Funds’ Distributor, generally takes place when an Authorized Participant submits an order in “proper form” and deposits into a Fund a portfolio of securities approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund, but, in certain cases, an Authorized Participant may deposit cash in lieu of certain securities in that portfolio.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by a Fund (“Fund Securities”) and, in certain cases, a redemption may contain cash in lieu of certain securities of that portfolio. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

A creation or redemption order is considered to be in “proper form” if all procedures set forth in the authorized participant agreement, order form and SAI are properly followed. For an order to be in “proper form”, the order will need to be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund(s) that the order relates to, type of order, number of units being created or redeemed and PIN number, signature and/or other means of identification of the authorized person).

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, under the authorized participant agreement, Authorized Participants will neither deliver portfolio securities to a Fund, nor be able to receive Fund Securities that are “restricted securities” as such term is used in Rule 144(a)(3)(i) promulgated under the 1933 Act.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders as well as the estimated costs of Creation Units) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment”

within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Shares are listed for secondary trading on the Exchange and individual Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of a Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s NAV, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its NAV during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, RIMCo believes that large discounts and premiums to NAV should not be sustained for very long. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at http://www.russelletfs.com.

Every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds will be disseminated. The IOPV calculations are estimates of the value of the Funds’ NAV per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of the Funds, which is calculated only once a day. The Sub-Adviser, the Funds, or RIMCo or any of their affiliates are neither involved in, nor responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below.

The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. RIMCo may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

Additionally, brokerage and other costs will be associated with the aggregation of sufficient Shares to redeem the Shares in a Creation Unit.

The following table also shows, as of the date of this Prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Total Return Fixed Income ETF
Russell Core Fixed Income ETF
Russell Emerging Markets Fixed Income ETF

*	As a percentage of the amount invested.

DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. Pursuant to a written agreement Russell Financial Services, Inc. (“RFS”) provides to the Distributor marketing services related to the Funds. RFS does not receive compensation for services provided to the Distributor.

All orders to purchase Creation Units for each Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

OTHER CONSIDERATIONS

DISTRIBUTION PLAN. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution Plan will be made through at least XXXX, 2012. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, RIMCo may make payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees paid by Russell ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

DIVIDENDS AND DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income in the form of dividends from stocks, interest from debt securities and, if any, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income in the form of dividend distributions, if any, are generally distributed to shareholders monthly, but may vary significantly from period to period. Net capital gains, if any, are distributed at least annually. The Funds may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Distributions in cash may be reinvested in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The NAV of each Fund is calculated on each business day on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines NAV at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The NAV of each Fund is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent.

Transactions in Shares on the secondary market are conducted at market price, which may be higher or lower than NAV. Creation Unit transactions directly with the Fund will be priced at the NAV next determined after receipt of the order in proper form.

Valuation of Portfolio Holdings

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to Russell Fund Services Company. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their NAV per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated using current market values. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by its index, which, in turn, could result in a difference between such Fund’s performance and the performance of its index.

This policy is intended to assure that the Funds’ NAV fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Shares is determined may be reflected in the calculation of the NAVs for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing. Examples of events that could trigger fair value pricing of one or more securities are: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-U.S. business days, the NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Shares.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL TAX INFORMATION

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

•	Each Fund makes distributions;
•	You sell Shares listed on the Exchange; and
•	You create or redeem Creation Units.

In general, distributions from a Fund are taxable to you as either ordinary income or long-term capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Distributions paid out of a Fund’s income or net-short term capital gains, if any, are generally taxable as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, and, in many cases, distributions from non-U.S. corporations. In the absence of further legislation, for taxable years beginning after December 31, 2012, the special rates for qualified dividend income will no longer apply, and such income will be taxed at ordinary income rates.

The Funds make no representation as to the amount or variability of each Fund’s capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

Fund distributions and gains from the sale or exchange of your Shares will also generally be subject to any state and local income taxes.

If you are a corporate investor, a portion of the dividends from net investment income paid by each Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

FOREIGN INCOME TAXES. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. The Funds do not expect to be able to pass through to you certain foreign income taxes paid by the Funds.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. You may also potentially be subject to U.S. estate taxes.

TAXES ON EXCHANGE-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that long-term capital gain dividends were paid with respect to such Shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Certain investments held by the Funds may be classified as passive foreign investment companies or “PFICs” under the Code. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds’ potential investments in PFICs can be found in the SAI.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Because the Funds are actively managed, they may generate more taxable gains for shareholders than index based exchange traded funds. The Funds may have greater turnover in their portfolio securities, which could result in less tax efficiency than an investment in an index based exchange traded fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at http://www.russelletfs.com.

FINANCIAL HIGHLIGHTS

No Shares of the Funds were outstanding on as of the date of this Prospectus.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual and semi-annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust

1301 Second Avenue

Seattle, WA 98101

Telephone: 1-888-775-3837

The Funds’ SAI and annual and semiannual reports to shareholders will be available, free of charge, on the Funds’ Web site at www.russelletfs.com.

Each year you are automatically sent an updated prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

80-08-009

This information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RUSSELL EXCHANGE TRADED FUNDS TRUST

1301 Second Avenue

Seattle, Washington 98101

Telephone 1-888-775-3837

STATEMENT OF ADDITIONAL INFORMATION

XXXX, 2011

Russell Exchange Traded Funds Trust (the “Trust”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF.” The Trust offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectus dated XXXX, 2011 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

As of the date of this Statement, the Trust is comprised of XX Funds. This Statement relates to the following 3 Funds:

Fund	Ticker
Russell Total Return Fixed Income ETF	XXXX
Russell Core Fixed Income ETF	XXXX
Russell Emerging Markets Fixed Income ETF	XXXX

Principal U.S. Listing Exchange for each ETF: [TBA]

The Funds had not commenced operations as of the date of this Statement, and therefore have no financial statements.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust commenced business operations as a Delaware statutory trust on July 27, 2009. Effective on April 15, 2011, the name of the Trust was changed from “U.S. One Trust” to “Russell Exchange Traded Funds Trust.”

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 27, 2009. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is an exchange-traded fund (“ETF”). The Funds discussed in this Statement are actively managed exchange-traded funds. Certain other Funds of the Trust, not discussed in this Statement, invest primarily in shares of other ETFs, as well as other exchange-traded products, such as exchange-traded notes and other pooled investment vehicles that are not investment companies, or are index-based exchange-traded funds. Russell Investment Management Company (“RIMCo” or the “Adviser”) is the investment adviser of each Fund.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “Fund.” The Trustees may, without seeking shareholder approval, create additional Funds at any time. Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares either in exchange for (i) a basket of securities included in its portfolio, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by a Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on a national securities exchange (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to a Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of each Fund will consist of multiples of XXXXX Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

SHAREHOLDER MEETINGS. The Trust will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the Trust’s outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Because the Funds are new, there were no shares outstanding as of the date of this Statement.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of any Fund.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUNDS.”

TRUSTEES AND OFFICERS OF THE TRUST. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with RIMCo and the contract between RIMCo and the sub-adviser. Generally, a Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal or by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Board of Trustees is currently comprised of six trustees, one of whom is an interested trustee. There are five independent trustees on the Board. The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser and sub-adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether and to what extent such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser and sub-adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve investment objective. The processes or controls developed to address risks may be limited in their effectiveness, and some risks may be beyond the reasonable control of the Funds, the Adviser, the sub-adviser, the Adviser’s affiliates or other service providers.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Funds’ structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of at least three independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: responsibility for the appointment, compensation, retention or termination, and oversight of the work of each Fund’s independent registered public accounting firm; evaluation of the independence of each Fund’s independent registered public accounting firm; pre-approval of all permissible non-audit services to be provided to the Funds by the independent registered public accounting firm; to approve, as required, all non-audit services to be provided to the Funds’ service providers by the Funds’ independent registered public accounting firm, including investment advisers; meeting with the Trust’s independent auditors to review and discuss (i) the arrangements for and scope of the Funds’ annual audit and any special audits, (ii) any matters of concern relating to the Funds’ financial statements, (iii) the annual financial statements of the Funds, including any adjustments to such statements recommended by the auditors, and significant accounting policies underlying the statements and their presentation to the public, (iv) the Funds’ financial policies, procedures and internal accounting controls and (v) the form of opinion the auditors propose to render to the Board and shareholders; receive and consider reports from the Trust’s independent auditor regarding various auditor or accounting matters; ensure that the independent registered public accounting firm submits at least annually to the Audit Committee an auditors’ report describing the auditor’s quality control procedures, any internal or peer quality control review, any inquiry or investigation of the auditor by governmental or professional authorities and any steps taken to deal with issues raised by such inquiries or investigations as well as delineating all relationships between the auditor and the Trust; consideration of the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors; review and approval of the fees charged by the auditors for audit and non-audit services; to consult with the Board, as requested, in connection with the Board’s determination whether one or more members of the Committee qualify as an “audit committee financial expert”; investigation of improprieties or suspected improprieties in Trust operations that are brought to its attention or of which it becomes actually aware; and oversight of the administration of the Trust’s Senior Mutual Fund Officer Code of Ethics. Each of the Independent Trustees, except for Evelyn S. Dilsaver, currently serves as a member of the Audit Committee. The Audit Committee meets periodically, as necessary.

The Board has a standing Nominating and Governance Committee that is composed of each of the independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to identify individuals and make nominations to the Board for Trustee membership on the Board. In the case of independent Trustee candidates, the Nominating and Governance Committee evaluates candidates’ independence from RIMCo and from sub-advisors and other service providers to the Funds. The Nominating and Governance Committee meets periodically, as necessary.

Trustees may be compensated for attendance at Board and Committee meetings. Such compensation may include, among other things, an annual retainer, a regular Board meeting fee, Committee chair fees, and Committee and telephonic meeting fees and compensation may also include any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustees

James Polisson Born: November 11, 1959	Trustee, Chairman	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	XX	None.

Independent Trustees

Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2007 to present); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	XX	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	XX	Harding Loevner Funds (Lead Director since 2008).

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011

Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/

Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).

				XX	Barclays Global Investors Funds and Master Investment Portfolio (2001 to present).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	XX	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee	Since 2011

Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).

				XX	None.

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held
Officers

James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005 – 2010	N/A

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held
Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees

Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds

N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees

Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999 – 2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds

N/A

The Trustees believe that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Trustees believe that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Trustees have also considered not only the contributions that each Trustee can make to the Board and the Trust based upon their particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

As described in the table above, the independent Trustees possess the experience and skills to provide them a basis of acquiring knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee: Mr. Polisson because of his extensive experience in the ETF business; Ms. Dilsaver because of her experience as a corporate director and in the investment management industry; Ms. Freeman because of her experience as a Chief Financial Officer and trustee in the fund industry; Mr. Kranefuss because of his extensive experience in the ETF industry; Mr. Leemon because of his business experience and as a corporate director; and Mr. Schmider because of his economic expertise and experience as a trustee in the fund industry.

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ending December 31, 2010. Prior to the Trust’s commencement of operations, no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex(1)
Interested Trustees
Paul Hrabal(2)	$0	N/A	N/A	$0
James Polisson(3)	$0	N/A	N/A	$0
Independent Trustees
Evelyn S. Dilsaver(3)	$0	N/A	N/A	$0
Jane A. Freeman(3)	$0	N/A	N/A	$0
Samuel W. Humphreys(2)	$1,875	N/A	N/A	$1,875
Lee T. Kranefuss(3)	$0	N/A	N/A	$0
Daniel O. Leemon(3)	$0	N/A	N/A	$0
Stephen Matthew Lopez-Bowlan(2)	$1,875	N/A	N/A	$1,875
David Sean McEwen(2)	$1,875	N/A	N/A	$1,875
Ernest L. Schmider(3)	$0	N/A	N/A	$0

(1)	Trustee compensation does not include reimbursed out-of-pocket expenses incurred in connection with their attendance at meetings.
(2)	Effective April 29, 2011, Messrs. Hrabal, Humphreys, Lopez-Bowlan and McEwen resigned from the Board and no longer serve as Trustees of the Trust.
(3)	Elected to the Board on April 27, 2011.

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund and all other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in Overseen by Trustee(1)
Interested Trustees
James Polisson	*	None	None
Independent Trustees
Evelyn S. Dilsaver	*	None	None
Jane A. Freeman	*	None	None
Lee T. Kranefuss	*	None	None
Daniel O. Leemon	*	None	None
Ernest L. Schmider	*	None	None

(1)	Includes each series of the Trust.
*	Indicates all series of the Trust.

OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Manager	Russell Investment Management Company

Administrator	Russell Fund Services Company

Transfer Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	ALPS Distributors, Inc.

ADVISER. RIMCo oversees the provision of all investment advisory and portfolio management services for the Funds.

Each of the Funds pays a management fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds (the “Management Fee”). (See the Prospectus for the Funds’ annual management percentage rates.)

The Funds had not commenced operations as of the date of this Statement and thus, no shares of the Funds were issued during the fiscal years ended March 31, 2010, 2009 and 2008.

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

Under the Supervision and Management Agreement, RIMCo oversees the operation of the Funds, arranges for the distribution, transfer agency, administration, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. These services are paid for from the Management Fee RIMCo receives from each Fund.

Pursuant to the Supervision and Management Agreement and subject to the general supervision of the Board of Trustees of the Trust, RIMCo provides or causes to be furnished all supervisory, management and other services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, printing costs, certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) under what is essentially an all-in fee structure.

Each Fund does bear other expenses which are not covered under the Management Fee that may vary and will affect the total level of expenses paid by each Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

SUB-ADVISER. XXXXXXXXXXXXXXX serves as a sub-adviser to the Funds. XXXXXXXX was established as a XXXXXXX in XXXX.

RIMCo oversees the advisory services provided to the Funds. Pursuant to a separate sub-advisory agreement, and under the supervision of the RIMCo and the Funds’ Board of Trustees, XXXXXXXX is responsible for the day-to-day investment management of each Fund’s assets. XXXXXX also is responsible for managing their employees who provide services to the Funds.

RIMCo selects, subject to the approval of the Fund’s Board, the sub-advisers for the Funds, oversees the sub-adviser and evaluates the performance results of each Fund. The Funds’ sub-adviser selects the individual portfolio securities. RIMCo pays the sub-advisory fees for the Funds, as a fiduciary for the Funds, out of the Management Fee paid by the Funds to RIMCo. The remainder of the Management Fee is retained by RIMCo as compensation for the services described above and to pay expenses.

ADMINISTRATOR. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

RFSC is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.0275% of the average daily net asset value of each Fund paid out of the Management Fee. The Funds had not commenced operations as of the date of this Statement and thus, no shares of the Funds were issued during the fiscal years ended March 31, 2011, 2010 and 2009.

PORTFOLIO MANAGERS. The XXXXXXXX Portfolio Managers (XXXXXXXX’s employees who manage the Funds, “Portfolio Managers”) are compensated by XXXXXXXXXXX.

[SUB-ADVISER COMPENSATION LANGUAGE TBA.]

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF MARCH 31, 2011

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
XXXXXXX	0	0	0	0	0	0	0
XXXXXXX
XXXXXXX

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts.

Because the Funds are new, there were no shares outstanding as of the date of this Statement. Therefore, the Portfolio Managers held no beneficial interest in the Funds’ securities.

DISTRIBUTOR. ALPS Distributors, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Investor information can be obtained by calling 303-623-2577. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

RIMCo may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. RIMCo or the Distributor, or an affiliate of RIMCo or the Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by RIMCo and/or Distributor from their own resources and not from the assets of the Funds.

DISTRIBUTION. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a Distribution (Rule 12b-1) Plan (a “Plan”) pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan will be made during the first twelve (12) months of the Funds’ operation. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the “Independent Trustees” (Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of a Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Adviser represented to the Trustees that the Adviser believed that the Distribution Plan was expected to result in increased sales and asset retention for the Fund by enabling it to reach and retain more investors, although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the Fund would have.

Subject to an aggregate limitation of 0.25% of a Fund’s average net assets per annum, the fees paid by the Fund under the Plan will be compensation for distribution, investor services or marketing services for the Fund and related expenses. The aggregate payments under the Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of a Fund.

The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below) or DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for the Trust. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street Bank and Trust Company is: One Lincoln Street, Boston, MA 02111.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of the Trust. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101.

CODES OF ETHICS. The Trust, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities or, in certain circumstances, in cash for the value of such securities. The principal consideration for creations and redemptions for each Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as portfolio adjustments, interest payments and corporate action events are reflected from time to time by the sub-adviser with a view to the investment objective of the Fund.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a To Be Announced (“TBA”) transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the sub-adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities and municipal securities) and/or through a subcustody agent (for foreign securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of a Fund by no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by 2:00 p.m. Eastern time (as set forth on the applicable order form), on the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with by 4:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked-to-market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security; and (ii) at Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed an Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”); as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Creation and Redemption Transaction Fees:

The following table also shows, as of the date of this Statement, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
Russell Total Return Fixed Income ETF
Russell Core Fixed Income ETF
Russell Emerging Markets Fixed Income ETF

*	As a percentage of the amount invested.

From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process. The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day on which Shares are offered or orders to redeem are tendered.

Net asset value per share is computed for Shares of a Fund by dividing the current value of the Fund’s assets, less liabilities attributable to the Fund, by the number of Shares of the Fund outstanding, and rounding to the nearest cent.

The Funds’ portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities and fixed income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to market volatility and/or duration of portfolio investments. The Funds had not commenced operations as of the date of this Statement.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type and may exceed 100%.

DISCLOSURE OF PORTFOLIO HOLDINGS.

POLICIES AND PROCEDURES GENERALLY. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Board of Trustees of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by RIMCo and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

MONITORING AND OVERSIGHT. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

QUARTERLY DISCLOSURE. Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.russelletfs.com, or obtain a copy of the schedule by calling RIMCo at 1-888-RSL-ETFS or 1-888-775-3837. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAILY DISCLOSURE. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo will disclose each Fund’s Portfolio Composition File (“PCF”). The PFC is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading RIMCo may make available a Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, a Fund may disclose its portfolio holdings that represent a Creation Unit of each Fund on each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.

CONFIDENTIAL DISSEMINATION OF PORTFOLIO HOLDINGS INFORMATION. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, sub-adviser, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

P ROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Once the Funds commence operations, information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available, without charge, at http://www.russelletfs.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Funds effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where the RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

B ROKERAGE COMMISSIONS. The Funds had not commenced operations as of the date of this Statement and thus, no shares of the Fund were issued during the fiscal years ended March 31, 2011, 2010 and 2009.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply on a fund by fund basis as the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of an industry.

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act or to the extent permitted by any exemptions therefrom which may be granted by the SEC;

4. Pledge1, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings as set forth above in restriction 3. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Invest in commodities or commodity contracts, except that the Fund may transact in exchange traded futures contracts on securities, indexes and options on such futures contracts and make margin deposits in connection with such contracts;

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views;

2. Purchase illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

[1]

There is no limit on the percentage of total assets a Fund may pledge. Each Fund, however, will only pledge assets as consistent with Section 18 of the 1940 Act. Accordingly, based on SEC staff interpretation, the Fund will only pledge up to one-third of its total assets.

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Further, the Funds take the position that non-agency mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration investment restriction 1, above, does not apply to such securities.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other exchange traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

FOREIGN CURRENCY TRANSACTIONS

The Funds may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future and can have substantial price volatility. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. At the discretion of the sub-adviser, the Funds may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

ILLIQUID AND RESTRICTED SECURITIES

No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. Each Fund will not invest more than 20% of its assets in repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day, as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect.

The Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

COMMERCIAL PAPER

Each Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the RIMCo); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the sub-adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the sub-adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Each of the Funds may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including closed-end funds, exchange traded funds and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law, regulation, each Fund’s investment restrictions and the Trust’s exemptive relief, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by RIMCo or otherwise affiliated with RIMCo, in excess of the limits discussed above. If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS

The Funds may purchase publicly traded common stocks of foreign corporations, invest in U.S. registered, dollar-denominated preferred securities of foreign issuers, and invest in U.S.-registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities.

Investing in U.S.-registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Funds’ investment in common stock of foreign corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities market, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the Untied States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

DEPOSITARY RECEIPTS

The Funds may hold securities of foreign issuers in the form of ADRs, American Depositary Shares (“ADSs”) and EDRs, GDRs or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

DEBT INSTRUMENTS

To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as GNMA participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.

The Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Corporate Debt Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. A Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. The Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. The Funds may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Funds may invest in include the securities described below.

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes.

Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support.

The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. The Funds may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

Loans and Other Direct Indebtedness. The Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Bank Instruments. The Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping and the public availability of information.

High Risk Bonds. The Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the sub-adviser to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Factors. These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher-rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

Alternative Minimum Tax Bonds. The Funds may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The Funds may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Funds’ investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Variable And Floating Rate Securities. The Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. The Funds may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Indexed Commercial Paper. The Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. The Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Funds that invest in these securities and may affect their share price.

Funding Agreements. The Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in the portfolio may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

EXCHANGE TRADED FUNDS

Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on [TBA]. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices, rather than at net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION” sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES

Dividends from net investment income, if any, are generally declared and paid monthly for each Fund, but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment program offered by such broker dealer.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL TAX INFORMATION.”

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to be taxable as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund’s taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund’s taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level. If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, a Fund will be subject to federal income tax to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended March 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Dividends and interest received by Funds holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid such Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Russell Total Return Fixed Income ETF does not expect to be eligible to make this election.

A Fund’s transactions in foreign currencies and forward foreign currency contracts, if any, will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund will be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from the PFIC or any gain from the disposition of the PFIC shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains as ordinary income in accordance with the distribution requirements set forth above.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the “original issue discount” or “OID”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that a Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Special rules apply if a Fund holds inflation-indexed bonds (TIPs). Generally, all stated interest on such bonds is taken into income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund’s OID in a taxable year with respect to a bond will increase a Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includable in the Fund’s income with respect to the bond for the taxable year.

The Funds intend to distribute annually to their shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction, if any. A portion of the dividends received from a Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your Shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will increase to 20% and will cease to apply to qualified dividend income for taxable years beginning after December 31, 2012.

In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. As noted above, without future legislation, the maximum tax rate on long-term capital gains will increase to 20% in 2013.

Gain or loss on the sale or redemption of Shares in a Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain (other than “qualified short-term capital gain” described below) or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gain or loss. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

A Fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Trust. PwC, serves as the independent registered public accounting firm for the Trust. PwC performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus three business days (i.e., days on which the NYSE is open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

MARKET	SETL CYCLE	MAX SETL CYCLE	TRADE DATE(S) W/ SETTLEMENT OF GREATER THAN 7 CALENDAR DAYS (MAX DAYS IN PARENTHESIS)
Australia	T+3	7 days
Austria	T+3	7 days
Belgium	T+3	7 days
Brazil	T+3	7 days
Canada	T+3	7 days
Chile	T+2	5 days
China	T+3	14 days
Czech Republic	T+3	7 days
Denmark	T+3	7 days
Egypt	T+2	10 days
Euroclear	T+3	6 days
Finland	T+3	7 days
France	T+3	7 days
Germany	T+3	7 days
Greece	T+3	7 days
Hong Kong	T+2	7 days
Hungary	T+3	7 days
India	T+2	5 days
Indonesia	T+3	13 days
Ireland	T+3	12 days
Israel	T+3	7 days
Italy	T+3	7 days
Japan	T+3	10 days
Jordan	T+2	7 days
Korea	T+2	6 days

Malaysia	T+3	8 days
Mexico	T+3	7 days
Morocco	T+3	7 days
Netherlands	T+3	7 days
New Zealand	T+3	7 days
Norway	T+3	8 days
Pakistan	T+2	7 days
Peru	T+3	7 days
Philippines	T+3	7 days
Poland	T+3	7 days
Portugal	T+3	7 days
Russia	T+3	13 days
Singapore	T+3	7 days
South Africa	T+5	7 days
South Korea	T+3	10 days
Spain	T+3	8 days
Sweden	T+3	7 days
Switzerland	T+3	7 days
Taiwan	T+1	12 days
Thailand	T+3	10 days
Turkey	T+2	11 days
United Kingdom	T+3	7 days

FINANCIAL STATEMENTS

The Funds had not yet commenced operations as of the date of this Statement. Therefore, the Funds have no financial statements or financial highlights.

PART C: OTHER INFORMATION

Item 28.		Exhibits

(a)	1.1

Certificate of Trust dated July 26, 2009 of Russell Exchange Traded Funds Trust (formerly, U.S. One Trust) (the “Trust” or the “Registrant”) (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A dated July 29, 2009)

	1.2	Certificate of Amendment dated April 14, 2011 to the Certificate of Trust dated July 26, 2009 (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

	1.3	Registrant’s Agreement and Declaration of Trust (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A dated July 29, 2009)

(b)	1.1	Registrant’s Amended and Restated By-Laws (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

(c)	1.1	Instruments Defining Rights of Security Holders (none)

(d)	1.1	Amended and Restated Management Agreement between the Registrant and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2

Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.3

Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

	1.4

Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Amended and Restated Management Agreement (to be filed by Amendment)

(e)	1.1	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (filed herewith)

	1.2

Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Distribution Agreement (to be filed by Amendment)

	1.3

Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Distribution Agreement (to be filed by Amendment)

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	1.4

Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Distribution Agreement (to be filed by Amendment)

	1.5	Form of Authorized Participant Agreement (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

(f)	1.1	Bonus or Profit Sharing Contracts (none)

(g)	1.1	Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2

Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Custody Agreement (to be filed by Amendment)

	1.3

Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Custody Agreement (to be filed by Amendment)

	1.4

Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Custody Agreement (to be filed by Amendment)

(h)	1.1	Administration Agreement between the Registrant and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.2

Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Administration Agreement (to be filed by Amendment)

	1.3

Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Administration Agreement (to be filed by Amendment)

	1.4

Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Administration Agreement (to be filed by Amendment)

	1.5	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

	1.6

Form of Letter Agreement adding the Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, and Russell Small Cap Aggressive Growth ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

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	1.7

Form of Letter Agreement adding the Russell Developed ex-U.S. High Momentum ETF, Russell Developed ex-U.S. High Beta ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. High Volatility ETF, and Russell Developed ex-U.S. Low Volatility ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

	1.8

Form of Letter Agreement adding the Russell Total Return Fixed Income ETF, Russell Core Fixed Income ETF, and Russell Emerging Markets Fixed Income ETF to the Transfer Agency and Service Agreement (to be filed by Amendment)

(i)	1.1	Opinion and Consent of Counsel, Dechert LLP (to be filed by amendment)

(j)	1.1	Other Opinions (none)

(k)	1.1	Financial Statements omitted from Item 22 (none)

(l)	1.1	Subscription Agreement dated April 2, 2010 between the Registrant and Paul Hrabal (incorporated by reference to the Registrant’s Registration Statement on Form N-1A dated April 5, 2010)

(m)	1.1	Distribution Plan Pursuant to Rule 12b-1 (incorporated by reference to Post-Effective Amendment No. 8 dated May 17, 2011)

(n)	1.1	Rule 18f-3 Plan (none)

(p)	1.1	Code of Ethics of Russell Investment Group (incorporated by reference to Post-Effective Amendment No. 5 dated April 29, 2011)

	1.2	Code of Ethics of ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 6 dated May 9, 2011)

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their

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or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

See Registrant’s prospectus section “Management of the Funds” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” and “Operation of the Trust.”

Item 32.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None

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Name*	Position with Underwriter	Positions with Fund
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
Russell	Exchange Traded Funds Trust
1301	Second Avenue
Seattle,	Washington 98101

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(b)	Adviser:
Russell	Investment Management Company
1301	Second Avenue
Seattle,	Washington 98101

(c)	Principal Underwriter:
ALPS	Distributors, Inc.
1290	Broadway
Suite	1100
Denver,	Colorado 80203

(e)	Custodian:

State Street Bank and Trust Company

2 Avenue de Lafayette, LCC 25

Boston, Massachusetts 02111

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

The Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 29th day of July, 2011.

RUSSELL EXCHANGE TRADED FUNDS TRUST Registrant

By:	/S/ JAMES POLISSON
James Polisson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 29th, 2011.

Signatures	Signatures

/S/ JAMES POLISSON	/S/ MARK E. SWANSON
James Polisson, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer and Chief Accounting Officer

/S/ EVELYN S. DILSAVER	/S/ DANIEL O. LEEMON
Evelyn S. Dilsaver, Trustee	Daniel O. Leemon, Trustee

/S/ JANE A. FREEMAN	/S/ ERNEST L. SCHMIDER
Jane A. Freeman, Trustee	Ernest L. Schmider, Trustee

/S/ LEE T. KRANEFUSS
Lee T. Kranefuss, Trustee

RUSSELL EXCHANGE TRADED FUNDS TRUST

FILE NO. 333-160877

FILE NO. 811-22320

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 15

and Amendment No. 18

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Distribution Agreement between the Registrant and ALPS Distributors, Inc.	(e) 1.1